Expense Example {- Fidelity Advisor® Energy Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-33 - Fidelity Advisor® Energy Fund	Sep. 29, 2022 USD ($)
Fidelity Advisor Energy Fund-Class A
Expense Example:
1 year	$ 676
3 years	890
5 years	1,121
10 years	1,784
Fidelity Advisor Energy Fund-Class M
Expense Example:
1 year	479
3 years	751
5 years	1,043
10 years	1,874
Fidelity Advisor Energy Fund-Class C
Expense Example:
1 year	282
3 years	563
5 years	970
10 years	1,911
Fidelity Advisor Energy Fund - Class I
Expense Example:
1 year	78
3 years	243
5 years	422
10 years	942
Class Z
Expense Example:
1 year	64
3 years	202
5 years	351
10 years	$ 786